Share Capital (Details) - Schedule of movements in the number of the company’s ordinary shares outstanding - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Movements In The Number Of The Company SOrdinary Shares Outstanding Abstract
Beginning Balance	6,191,100	6,153,300
Employee share options exercised	6,000	37,800
Cancellation of ordinary shares	(6,000)
Conversion of preference shares to ordinary shares	6,627,412
Capital recapitalization	48,984,243
Capital reorganization	9,492,875
Warrant exercised	62,107
Treasury shares purchased	(2,814,895)
Ending balance	68,542,842	6,191,100